Note 13 - Industry Segment Data	12 Months Ended
Mar. 31, 2024
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

13.   INDUSTRY SEGMENT DATA

The Company is engaged in the steel processing, pipe manufacturing and processing and steel and pipe distribution business. Within the Company, there are two product groups: flat-roll and tubular. The Company’s flat-roll operations consists primarily of converting steel coils into flat sheet and plate steel cut to customer specifications. Through its tubular operations, the Company purchases, processes, manufactures and markets tubular products. The following is a summary of significant financial information relating to the product groups (in thousands):

	Year Ended March 31,
	2024	2023
NET SALES:
Flat-Roll	$472,774	$485,641
Tubular	43,477	61,901
TOTAL NET SALES	$516,251	$547,542
OPERATING PROFIT:
Flat-Roll	$33,226	$23,421
Tubular	2,980	8,641
TOTAL OPERATING PROFIT	36,206	32,062
General corporate expenses	(11,688)	(10,988)
Gain on economic hedges of risk	1,848	9,306
Interest expense	(3,072)	(2,218)
Other income	20	27
TOTAL EARNINGS BEFORE INCOME TAXES	$23,314	$28,189
IDENTIFIABLE ASSETS:
Flat-Roll	$205,797	$179,780
Tubular	19,589	15,858
	225,386	195,638
General corporate assets	4,633	3,674
TOTAL ASSETS	$230,019	$199,312

DEPRECIATION:
Flat-Roll	$2,637	$2,097
Tubular	317	330
Corporate and other	116	99
	$3,070	$2,526
CAPITAL EXPENDITURES:
Flat-Roll	$5,176	$16,328
Tubular	510	125
Corporate and other	106	1
	$5,792	$16,454

Operating profit is total net sales less operating expenses, excluding general corporate expenses, gain on economic hedges, interest expense and other income. General corporate expenses reflect general and administrative expenses not directly associated with segment operations and consist primarily of corporate and accounting salaries, professional fees and services, bad debts, retirement plan contribution expense, corporate insurance expenses, restricted stock plan compensation expense and office supplies. At March 31, 2024 and 2023, corporate assets consisted primarily of cash, restricted cash, unamortized debt issuance costs and the cash value of officers’ life insurance. Although inventory is transferred at cost between product groups, there are no sales between product groups.